LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details 1) (USD $)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Total	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596	$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	(369,642)		(390,368)
Value At 2009 [Member]
Initial Value				12,081	40,481	149,007	1,071,847	1,071,847	870,278
Value At 2010 [Member]
Initial Value	10,615	592	539	28	62	1,604	14,946		1,506
Gain Loss 2010 [Member]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292		868,772
Value At 2011 [Member]
Initial Value	54,775	6,714	6,109	752	1,624	6,293	166,063		89,796
Gain Loss 2011 [Member]
Annual Gain (Loss)	(44,160)	(6,122)	(5,571)	(724)	(1,562)	(4,689)	(151,118)		(88,290)
Value At 2012 [Member]
Initial Value	53,437	631	2,408	337	714	0	169,179		111,652
Gain Loss 2012 [Member]
Annual Gain (Loss)	$ 1,338	$ 6,083	$ 3,701	$ 415	$ 910	$ 6,293	$ (3,116)		$ (21,856)